Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets

	2022	2021
Fair Value, Beginning of Year	53	52
Acquisition (Note 5)	—	1
Changes in Fair Value (1)	2	—
Fair Value, End of Year	55	53
(1) Changes in fair value are recorded in OCI.
Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	2022			2021
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Natural Gas, Condensate and Refined Products	2	40	(38)	46	116	(70)
Power Swap Contracts	1	7	(6)	—	—	—
Renewable Power Contracts	90	—	90	—	—	—
Foreign Exchange Rate Contracts	—	—	—	2	—	2
	93	47	46	48	116	(68)

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value

As at December 31,	2022	2021
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(44)	(68)
Level 3 – Prices Sourced From Partially Observable Data	90	—
	46	(68)

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities

	2022	2021
Fair Value of Contracts, Beginning of Year	(68)	(53)
Acquisition (Note 5)	—	(14)
Change in Fair Value of Contracts in Place at Beginning of Year	(5)	—
Change in Fair Value of Contracts Entered Into During the Year	(1,641)	(995)
Fair Value of Contracts Realized During the Year	1,762	993
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	(2)	1
Fair Value of Contracts, End of Year	46	(68)

Summary of Offsetting Risk Management Positions

	2022			2021
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	153	107	46	263	331	(68)
Amount Offset	(60)	(60)	—	(215)	(215)	—
Net Amount	93	47	46	48	116	(68)

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

As at December 31, 2022	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $10.00 per barrel	(68)	157
WTI Option Volatility	± ten percent	(1)	4
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	—	—
The contingent payment (Level 3) associated with the acquisition of a 50 percent interest in FCCL from ConocoPhillips Company and certain of its subsidiaries ended on May 17, 2022. The final payment was made in July 2022.

As at December 31, 2021	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(45)	45
The impact of a ten percent increase or decrease in WTI option price volatility and a five percent increase or decrease in the Canadian-U.S. dollar foreign exchange rate options would result in nominal unrealized gains (losses) to earnings before income tax.
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2022	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	1	(1)
WCS and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	13	(13)
WCS (Hardisty) Differential Price	± US$5.00/bbl Applied to WCS Differential Hedges Tied to Production	(1)	1
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
Natural Gas Basis Price	± US$0.50/MCF Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$20.00/Megawatt Hour Applied to Power Hedges	113	(113)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	14	(17)
(1)    Excludes WCS (Hardisty) differential.

As at December 31, 2021	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00/bbl Applied to WTI, Condensate and Related Hedges	(225)	225
WCS and Condensate Differential Price	± US$2.50/bbl Applied to WCS and Differential Hedges Tied to Production	4	(4)
Refined Products Commodity Price	± US$5.00/bbl Applied to Heating Oil and Gasoline Hedges	(2)	2
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	11	(12)
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2022	2021
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	246	372
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(246)	(372)

Summary of Earnings Impact of (Gain) Loss from Risk Management Positions
D) Earnings Impact of (Gains) Losses From Risk Management Positions

For the years ended December 31,	2022	2021	2020
Realized (Gain) Loss	1,762	993	252
Unrealized (Gain) Loss (1)	(126)	2	56
(Gain) Loss on Risk Management	1,636	995	308
(1)     All WTI positions related to crude oil sales price risk management were closed by June 30, 2022. In the three months ended June 30, 2022, Cenovus recorded a realized net loss related to these positions of $467 million.
Realized and unrealized gains and losses on risk management are recorded in the reportable segment to which the derivative instrument relates.